Condensed Unaudited Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities
Net Loss	$ (1,908,181)	$ (20,629,865)
Adjustments for:
Amortization	233,629	268,682
Stock-based compensation expense	2,534,558	1,999,992
Share-based payment expense		74,841
Accretion interest expense		31,853
Interest (income)/expense	(38,645)
Changes in fair value of warrant derivative	(4,002,122)	14,066,610
Deferred income tax recovery	(31,950)	(42,756)
Changes in non-cash working capital items:
Receivables	110,742	63,723
Prepaid expenses	15,041	(1,888,106)
Inventory	(22,054)	(441,688)
Trade payables and accrued liabilities	(126,175)	(177,160)
Customer deposits and construction contract liability	14,206	26,024
Net cash flows used in operating activities	(3,220,951)	(6,647,850)
Investing activities
Investments in restricted cash	(7,361)	891
Expenditures on plant and equipment	(116,035)	(175,799)
Proceeds from intangible assets		8,042
Net cash flows used in investing activities	(123,396)	(166,866)
Financing activities
Interest received	193,458	9,121
Interest from net investment in sublease	3,828
Interest paid	(395)	(150)
Interest on lease payments	(29,666)	(35,455)
Repayment of shareholder loans	(1,038)	(1,039)
Repayment of leases	(147,054)	(166,432)
Payment received for net investment in sublease	23,072
Proceeds on issuance of common shares - net of issue costs		14,725,221
Proceeds from issuance of common shares for warrants exercised		4,050,133
Net cash flows from financing activities	42,205	18,581,399
Increase/(decrease) in cash and cash equivalents	(3,302,142)	11,766,683
Effect of exchange rate changes on cash	(259,121)	2,683
Cash and cash equivalents, beginning	11,095,848	18,926,933
Cash and cash equivalents, ending	$ 7,534,585	30,696,299
Supplemental schedule of non-cash financing and investing transactions:
Shares issued for services		$ 201,077